Redeemable Convertible Preferred Stock - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	Oct. 15, 2023	Jul. 23, 2023	Apr. 30, 2023	Oct. 09, 2022	Jul. 17, 2022	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	21,867,011		18,867,011
Temporary equity, shares outstanding (in shares)	11,054,593	10,999,393	10,203,945	10,203,945	10,203,945	10,085,612	9,585,612	9,310,612
Temporary equity, shares issued (in shares)	11,054,593		10,203,945
Temporary equity, carrying amount	$ 75,262	$ 73,488	$ 53,468	$ 53,468	$ 53,468	$ 52,218	$ 44,718	$ 42,018
Temporary equity, liquidation value	$ 114,663		$ 85,715
Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	2,301,202		2,301,202
Temporary equity, shares outstanding (in shares)	2,301,200		2,301,200
Temporary equity, shares issued (in shares)	2,301,200		2,301,200
Temporary equity, carrying amount	$ 1,151		$ 1,151
Temporary equity, liquidation value	$ 2,915		$ 2,873
Series B Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	471,164		471,164
Temporary equity, shares outstanding (in shares)	464,914		464,914
Temporary equity, shares issued (in shares)	464,914		464,914
Temporary equity, carrying amount	$ 930		$ 930
Temporary equity, liquidation value	$ 2,303		$ 2,268
Series C Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	240,000		240,000
Temporary equity, shares outstanding (in shares)	120,000		120,000
Temporary equity, shares issued (in shares)	120,000		120,000
Temporary equity, carrying amount	$ 300		$ 300
Temporary equity, liquidation value	$ 707		$ 696
Series D Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	3,229,645		3,229,645
Temporary equity, shares outstanding (in shares)	2,670,373		2,670,373
Temporary equity, shares issued (in shares)	2,670,373		2,670,373
Temporary equity, carrying amount	$ 10,340		$ 10,340
Temporary equity, liquidation value	$ 20,404		$ 20,043
Series E Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	5,000,000		5,000,000
Temporary equity, shares outstanding (in shares)	367,833		367,833
Temporary equity, shares issued (in shares)	367,833		367,833
Temporary equity, carrying amount	$ 2,207		$ 2,207
Temporary equity, liquidation value	$ 3,809		$ 3,727
Series F Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	4,125,000		4,125,000
Temporary equity, shares outstanding (in shares)	3,411,292		3,411,292
Temporary equity, shares issued (in shares)	3,411,292		3,411,292
Temporary equity, carrying amount	$ 27,290		$ 27,290
Temporary equity, liquidation value	$ 41,724		$ 40,720
Series G Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	500,000		500,000
Temporary equity, shares outstanding (in shares)	355,000		355,000
Temporary equity, shares issued (in shares)	355,000		355,000
Temporary equity, carrying amount	$ 3,550		$ 3,550
Temporary equity, liquidation value	$ 5,109		$ 4,979
Series H Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	3,000,000		3,000,000
Temporary equity, shares outstanding (in shares)	513,333		513,333
Temporary equity, shares issued (in shares)	513,333		513,333
Temporary equity, carrying amount	$ 7,700		$ 7,700
Temporary equity, liquidation value	$ 10,692		$ 10,409
Series I Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)	3,000,000
Temporary equity, shares outstanding (in shares)	850,648
Temporary equity, shares issued (in shares)	850,648
Temporary equity, carrying amount	$ 21,794
Temporary equity, liquidation value	$ 27,000